Segment information	12 Months Ended
Dec. 31, 2011
Segment information

22 Segment information

Following the acquisitions in 2010, the Group operates in four business segments — China VAS & mobile game, Indonesia VAS, Media content and PC game, based on the different product and geographic operating segments. Pursuant to ASC 280, the Group presents summarized statement of operations and net assets information by segment below, as used by the Group’s chief operating decision maker (“CODM”).

For the year ended December 31, 2011, in line with business growth, the Group’s CODM reviews results by geographic segments as revenue streams are clearly identifiable, when making decisions about allocating resources and assessing performance of the Group. Hence, the 2 operating units in China — China VAS & mobile game and PC game are now combined as a single business unit. The 2009 and 2010 reported segment information has been retrospectively adjusted in order to conform to the change in segment presentation in 2011.

Statement of Operations Information:

	2009
	China VAS, mobile game & PC game	Indonesia VAS	Media content	Total
	$	$	$	$
Gross revenues	62,216,694	—	—	62,216,694
Sales tax	(2,303,289)	—	—	(2,303,289)
Segment cost of revenue	(38,941,272)	—	—	(38,941,272)

Segment gross profit	20,972,133	—	—	20,972,133
Segment operating expenses	(20,855,975)	—	—	(20,855,975)
Segment impairment charge	(2,068,127)	—	—	(2,068,127)

Segment profit/(loss) from operations	(1,951,969)	—	—	(1,951,969)

Gross revenues	57,691,760	1,805,746	12,210,519	71,708,025
Sales tax	(2,087,121)	—	—	(2,087,121)
Segment cost of revenue	(37,725,651)	(587,532)	(8,824,211)	(47,137,394)

Segment gross profit	17,878,988	1,218,214	3,386,308	22,483,510
Segment operating expenses	(19,658,330)	(266,867)	(4,691,928)	(24,617,125)

Segment profit/(loss) from operations	(1,779,342)	951,347	(1,305,620)	(2,133,615)

	2011
	China VAS, mobile & PC game	Indonesia VAS	Media content	Total
	$	$	$	$
Gross revenues	35,570,974	8,196,431	16,909,768	60,677,173
Sales tax	(1,591,748)	—	—	(1,591,748)
Segment cost of revenue	(19,999,661)	(4,949,871)	(11,252,901)	(36,202,433)

Segment gross profit	13,979,565	3,246,560	5,656,867	22,882,992
Segment operating expenses	(15,100,882)	(950,106)	(6,654,680)	(22,705,668)

Segment profit/(loss) from operations	(1,121,317)	2,296,454	(997,813)	177,324

The following table summarizes the gross revenue by product in China segment:

	2009	2010	2011
	$	$	$
China VAS	61,120,605	54,373,735	31,500,303
Mobile game	—	2,204,319	2,632,558
PC game	1,096,089	1,113,706	1,438,113

Total	62,216,694	57,691,760	35,570,974

Balance Sheet Information:

	As of December 31, 2010
	China VAS, mobile & PC game	Indonesia VAS	Media content	Total
	$	$	$	$
Current assets	106,142,252	5,618,519	12,298,493	124,059,264
Non-current assets	23,888,245	25,793,506	17,535,705	67,217,456

Total assets	130,030,497	31,412,025	29,834,198	191,276,720
Current liabilities	(18,203,203)	(4,326,123)	(9,846,358)	(32,375,684)
Non-current liabilities	(1,540,157)	(2,615,377)	(1,037,894)	(5,193,428)

Total liabilities	(19,743,360)	(6,941,500)	(10,884,252)	(37,569,112)

Net assets	110,287,137	24,470,525	18,949,946	153,707,608

	As of December 31, 2011
	China VAS, mobile & PC game	Indonesia VAS	Media content	Total
	$	$	$	$
Current assets	107,037,695	7,099,104	12,645,710	126,782,509
Non-current assets	42,428,349	7,039,599	13,945,773	63,413,721

Total assets	149,466,044	14,138,703	26,591,483	190,196,230
Current liabilities	(11,227,208)	(3,194,028)	(9,958,059)	(24,379,295)
Non-current liabilities	(278,215)	(1,718,332)	(1,344,367)	(3,340,914)

Total liabilities	(11,505,423)	(4,912,360)	(11,302,426)	(27,720,209)

Net assets	137,960,621	9,226,343	15,289,057	162,476,021

The following table summarizes the Group’s gross revenues by geographic region based on the location of the customers:

	2009	2010	2011
	$	$	$
PRC	62,216,694	57,691,760	35,570,974
Indonesia	—	1,805,746	8,196,431
Singapore	—	11,596,837	15,096,754
Malaysia	—	613,682	1,813,014

The following table summarizes the Group’s total assets (excluding intangible assets and goodwill) by geographic region:

	As of December 31,
	2010	2011
	$	$
PRC	71,850,900	91,160,447
Indonesia	44,535,904	24,018,196
Singapore	20,811,318	23,008,913
Malaysia	2,049,016	1,999,411